RENTAL DEPOSIT (Details Narrative) - USD ($)	3 Months Ended
	Mar. 31, 2021	Jun. 30, 2021	Dec. 31, 2020
RENTAL DEPOSIT (Details Narrative)
Rental deposit		$ 34,058	$ 264,910
Tenancy period	5 years